Financial Instruments (Schedule Of Outstanding Interest Rate Derivatives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, Notional Amount	$ 714,500,000
Effective date	Aug. 31, 2007
Ending date	Aug. 31, 2017	[1]
5.6400% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	714,500,000	[2]
4.6325% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	4.6325%
Derivative, Notional Amount	663,399,000
Effective date	Sep. 15, 2005
Ending date	Jul. 16, 2012	[3]
4.6325% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399,000	[2]
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, Notional Amount	438,462,000
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	438,462,000	[2]
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, Notional Amount	200,000,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021	[3]
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	200,000,000	[2]
5.0275% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.0275%
Derivative, Notional Amount	111,000,000
Effective date	May 31, 2007
Ending date	Sep. 30, 2015
5.0275% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	158,000,000	[2]
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.595%
Derivative, Notional Amount	106,800,000
Effective date	Aug. 28, 2009
Ending date	Aug. 28, 2020
5.5950% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000	[2]
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, Notional Amount	106,800,000
Effective date	Jul. 03, 2006
Ending date	Feb. 26, 2021	[3],[4]
5.2600% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000	[2]
5.2000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.20%
Derivative, Notional Amount	96,000,000
Effective date	Dec. 18, 2006
Ending date	Oct. 02, 2015
5.2000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	96,000,000	[2]
5.5150% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.515%
Derivative, Notional Amount	59,700,000
Effective date	Feb. 28, 2007
Ending date	Jul. 31, 2012	[3]
5.5150% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	59,700,000	[2]
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, Notional Amount	24,000,000
Effective date	Apr. 30, 2007
Ending date	May 29, 2020
5.1700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	55,500,000	[2]
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.175%
Effective date	Jul. 16, 2012
Ending date	Jul. 15, 2016
5.1750% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399,000	[2]
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	620,390,000	[2]
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.4975%
Effective date	Jul. 31, 2012
Ending date	Jul. 31, 2019
5.4975% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 59,700,000	[2]

[1]	Prospectively de-designated as an accounting hedge on January 31, 2008.
[2]	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
[3]	Prospectively de-designated as an accounting hedge on September 30, 2008.
[4]	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company's 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.